Business Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Business Acquisition

NOTE 4 – BUSINESS ACQUISITION

HTS Image Processing, Inc. acquisition

On October 5, 2018 (“Closing Date”), the Company entered into the HTS Purchase Agreement with Walefar and Campbeltown, (Walefar and Campbeltown are collectively referred to as the “Sellers”). Pursuant to the HTS Purchase Agreement, the Company purchased 100% of the capital stock of HTS Image Processing, Inc., and HTS’s wholly owned subsidiaries HTS USA, Inc. and HTS Image Ltd. (f/k/a Teamtronics Ltd.), from the Sellers.

Pro forma results of operations

The following pro forma results of operations for the three months ended March 31, 2018 have been prepared as though the business acquisition had occurred as of January 1, 2018. This pro forma financial information is not indicative of the results of operations that the Company would have attained had the acquisition occurred at the beginning of the periods presented, nor is the pro forma financial information indicative of the results of operations that may occur in the future:

Three Months Ended March 31, 2018
Pro forma sales	$17,141,884
Pro forma net income	(981,186)
Pro forma basic and diluted earnings per share	(0.03)

NOTE 4 – ACQUISITIONS

On October 5, 2018 (“Closing Date”), the Company entered into the HTS Purchase Agreement with Walefar and Campbeltown, (Walefar and Campbeltown are collectively referred to as the “Sellers”). Pursuant to the HTS Purchase Agreement, the Company purchased 100% of the capital stock of HTS Image Processing, Inc., and HTS’s wholly owned subsidiaries HTS USA, Inc. and Teamtronics Ltd., from the Sellers. As consideration, the Company (i) issued to the Sellers 22,452,954 shares (“Shares Issued”) of the Company’s common stock, having a value of $5,298,897 based on the average closing price of the Company’s common stock for the twenty days preceding the Closing Date, (ii) cash in the amount of $300,000, and (iii) a 12 month convertible promissory note with a principal amount of $700,000 and an interest rate of six percent (6%) per year. The note also provides the Sellers the right to convert all or any portion of the then outstanding and unpaid principal amount and interest into fully paid and non-assessable shares of the Company’s common stock at a conversion price of $0.236. The HTS Purchase Agreement constitutes a “related party transaction” because of Company director Shai Lustgarten’s position as Chief Executive Officer of HTS and stock ownership in HTS. Additionally, Campbeltown is a “related party” because Carlos Jaime Nissenson, the beneficial owner of Campbeltown, is a consultant to the Company, a principal stockholder of the Company, and father of Company director Neev Nissenson. Carlos Jaime Nissenson was also a stockholder and director of HTS.

The aggregate consideration (“Total Consideration) to be paid by the Company was an amount of shares of the Company’s common stock (the “Share Consideration”), having a preliminary value of $7,000,000 based on the average closing price of the common stock for the 20 days’ preceding the closing of the Transaction (the “Per Share Value”), and $300,000 in cash and a convertible promissory note in the amount of $700,000 (the “Cash Consideration”). The Share Consideration and this Cash Consideration is collectively referred to as the (“Consideration”). The Share Consideration was to be adjusted by the net working capital plus $20,000 for audit fees and reduced by the amount of money owed by HTS to banks and other financial institutions. On the Closing Date, the estimated Share Consideration was approximately $5,298,897.

The HTS Purchase Agreement contained a provision where by HTS and Sellers agree to indemnify, defend and hold harmless the Company against any and all claims, demands, losses, costs, expenses, obligations, liabilities and damages, including interest, penalties and reasonable attorney’s fees and costs that arise within 12 months of the date of this HTS Purchase Agreement (“Covered Losses”), incurred by the Buyer or any of its affiliates arising, resulting from, or relating to any and all liabilities of HTS that have not been disclosed in the HTS Financial Statements, any misrepresentation of a material fact or omission to disclose a material fact made by HTS or the Sellers in the HTS Purchase Agreement.

Also, the HTS Purchase Agreement provided that HTS shall have a gross profit of $1,067,000 for the fiscal year ended December 31, 2017 and $1,700,000 for the six months ended June 30, 2018. “Gross Contribution” shall be defined as revenue minus cost of material. Furthermore, the Gross Contribution Adjustment provided that in the event that HTS’ Gross Contribution is less than 85% of the figure set out above, any deficiency in excess of 15% (the “Net Deficiency”) shall result in the forfeiture of a portion of the Share Consideration, with a value equal to the Net Deficiency.

Also, HTS was required to deliver to the Company audited financial statements as of December 31, 2017 and for the year then ended (“HTS Audited Financial Statements’) and reviewed financial statements as of September 30, 2018 and for the nine months then ended (“HTS Reviewed Financial Statements”).

Based on the three indemnification clauses, above, the Sellers shall deposit 20%, or 4,490,591 shares, of the Share Consideration in escrow with the Buyer’s counsel (the “Covered Loss Shares”) for the purposes of Covered Losses or the Net Deficiency. In the event the Company makes a valid claim pursuant to the Covered Losses or the Net Deficiency, the dollar value of such claim shall be satisfied by cancelation of an amount of the Escrowed Shares with an equal value to the Losses or Net Deficiency. For purposes of any adjustment, the Shares shall be valued at the Per Share Value. The Covered Loss Shares shall be the maximum indemnification reimbursement. In addition, the Buyers shall deposit an additional 20%, or 4,490,591, of the Share Consideration, which shall not be released until the HTS Audited Financial Statements and the HTS Reviewed Financial Statements are delivered to the Company (“Audit Shares”) (collectively “Indemnification Shares”).

Subsequent to the Acquisition Date, the amount for the working capital and money owned by HTS to banks and other financial institutions provided by the Sellers was adjusted. Upon the finalization of the assets and liabilities acquired as of October 1, 2018, the Share Consideration was adjusted to $2,682,918, or 11,368,297 shares. The Total Consideration was adjusted by $2,615,979, or 11,084,657 shares (“Adjusted Shares”). The Adjusted Shares were recorded as of the Acquisition Date at the Acquisition Date fair value of the Company’s common stock. Since the maximum amount of the Covered Loss shares is 4,490,591, the Company and the Sellers amended, the Agreement, on May 29, 2019 with an effective date of the Acquisition   Date, to provide for the cancelation of the adjusted Shares.

Also, On December 24, 2018, the Company received the HTS Audited Financial Statements. The HTS Reviewed Financial Statements were not delivered. As   part of the Amendment, the Company waived the requirement for the HTS Reviewed Financial Statements. The Audit shares have been included in the purchase price at the Acquisition Date fair value of the Company’s common stock.

Calculation of the purchase price:
Fair value of stock at closing	$2,682,918
Cash at closing	300,000
Convertible promissory note	700,000
Purchase price	$3,682,918

The following table summarizes the allocation of the purchase price to the assets acquired and liabilities assumed:

Cash	$276,979
Accounts receivable, net	1,911,609
Inventory	1,195,737
Prepaid expenses	15,932
Fixed assets	96,177
Intangibles	4,700,000
Goodwill	3,806,344
Accounts payable	(2,944,390)
Related party payable	(1,868,442)
Notes payable	(1,461,581)
Notes payable- related parties	(1,540,787)
Foreign currency adjustment	47,829
Deferred tax liability	(552,489)
Net assets acquired	$3,682,918

The transaction was accounted for using the acquisition method. Accordingly, goodwill has been measured as the excess of the total consideration over the amounts assigned to the identifiable assets acquired and liabilities assumed including the related deferred tax liability.

Intangibles assets consisted of the following:

	Fair Value	Life in Years
Market related intangibles	$170,000	5
Customer relationships	3,400,000	9
Patents	1,030,000	11
Software	100,000	4
	$4,700,000

The estimated fair values for the market related intangibles and patents were determined by using the relief-from-royalty or excess earnings methods. The estimated fair value for the customer relationships and software were determined using the multi-period excess earnings method and the cost approach, respectively.

Each of the intangible assets will be amortized on a straight-line basis over their estimated useful lives.

On May 29, 2019, the Company, Campbeltown and Walefar entered into an Amendment to the HTS Purchase Agreement (the “Amendment”), which provided for an adjustment to the number of shares of common stock issued to Walefar and Campbeltown in the acquisition of HTS. Pursuant to the Amendment, Campbeltown and Walefar agreed to return for cancelation 5,542,328 and 5,542,329 shares of common stock respectively. This Amendment reduced the amount of shares issued in the acquisition to 11,368,297 shares from 22,452,954 shares and the amount of share consideration to approximately $2,682,918 from approximately $5,298,897. This adjustment was made as a result of a correction in the calculation of working capital and other share give back provisions of the HTS Purchase Agreement. This Amendment also reduces the Company’s issued and outstanding common stock to 77,008,411 from 88,093,068 as of May 29, 2019.

Pro forma (Unaudited)

The following unaudited pro forma information presents the combined results of operations as if the acquisitions had been completed on January 1, 2017. The unaudited pro forma results include amortization associated with preliminary estimates for the acquired intangible assets on these unaudited pro forma adjustments.

The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies, or the effect of the incremental costs incurred in integrating the two companies. Accordingly, these unaudited pro forma results are presented for informational purpose only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations:

For the year ended December 31, 2018	Quest	HTS	Total	Dr	Cr	Proforma
Revenues	$56,202,332	$5,516,353	$61,718,685	-	(1,909,019)	$59,809,666
Net income (loss)	$(5,695,225)	$(1,276,200)	$(6,971,425)	314,372	(184,000)	$(7,101,797)

For the year ended December 31, 2017	Quest	HTS	TT Ltd	Total	Dr	Cr	Proforma
Revenues	$54,458,845	$4,850,799	$6,320,000	$65,629,644	-	-	$65,629,644
Net income (loss)	$(2,431,175)	$(169,846)	$759,698	$(1,841,323)	419,162	-	$(2,260,485)

For the year ended December 31, 2018, the proforma adjustments of $314,372 is for the amortization expense for the nine months ended September 30, 2018 associated with the fair value of the intangible assets acquired and the $184,000 is to remove the amortization for the nine months ended September 30, 2018 for the intangible assets that were revalued. The amortization expense for the three months ended December 31, 2018 is included in the Quest results of operations.

For the year ended December 31, 2017, the proforma adjustments of $419,162 is for the annual amortization expense associated with the fair value of the intangible assets acquired.